UBS PRIVATE INVESTOR FUNDS, INC.
                          200 CLARENDON STREET
                       BOSTON, MASSACHUSETTS 02116
                     (888) UBS-FUND ((888) 827-3863)

                        UBS LARGE CAP GROWTH FUND
                           UBS SMALL CAP FUND
                         UBS VALUE EQUITY FUND
                     UBS INTERNATIONAL EQUITY FUND
               UBS INSTITUTIONAL INTERNATIONAL EQUITY FUND
                            UBS BOND FUND
                       UBS HIGH YIELD BOND FUND

                  SUPPLEMENT TO PROSPECTUSES DATED
          MARCH 13, 1997,  APRIL 7, 1997 AND SEPTEMBER 8, 1997

                    EFFECTIVE DECEMBER 10, 1997

The following information supplements and should be read in conjunction with the section entitled "Management" of the current respective Prospectuses for UBS Large Cap Growth Fund, UBS Small Cap Fund, UBS Value Equity Fund, UBS International Equity Fund, UBS Institutional International Equity Fund, UBS Bond Fund and UBS High Yield Bond Fund, (each a "Fund", collectively the "Funds"):


     "On December 8, 1997, Union Bank of Switzerland ("UBS") and Swiss Bank Corporation ("Swiss Bank") announced their intention to merge (the "Merger Transaction") UBS with Swiss Bank to form a new company expected to be called United Bank of Switzerland. The Merger Transaction's completion is subject to a number of conditions, including the receipt of U.S. and non-U.S. regulatory approvals and the approval by shareholders of UBS and Swiss Bank."